Intangible Assets (Details) - Schedule of Intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost at beginning balance	$ 6,950	$ 5,150
Cost, Additions through business combination		1,800
Cost, Measurement period adjustment to business combination	200
Cost at ending balance	7,150	6,950
Accumulated amortization
Accumulated amortization at beginning balance	5,269	4,773
Accumulated amortization, Amortization	1,848	496
Accumulated amortization at ending balance	7,117	5,269
Net book value	33	1,681
Systems software [Member]
Cost
Cost at beginning balance	5,150	5,150
Cost, Additions through business combination
Cost, Measurement period adjustment to business combination
Cost at ending balance	5,150	5,150
Accumulated amortization
Accumulated amortization at beginning balance	5,008	4,773
Accumulated amortization, Amortization	109	235
Accumulated amortization at ending balance	5,117	5,008
Net book value	33	142
Favorable lease [Member]
Cost
Cost at beginning balance	1,800
Cost, Additions through business combination		1,800
Cost, Measurement period adjustment to business combination	200
Cost at ending balance	2,000	1,800
Accumulated amortization
Accumulated amortization at beginning balance	261
Accumulated amortization, Amortization	1,739	261
Accumulated amortization at ending balance	2,000	261
Net book value		$ 1,539